Material Events During the Reporting Period (Details)	1 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($) shares	Feb. 28, 2022 ₪ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 ₪ / shares	May 19, 2022 USD ($)	May 10, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021	Dec. 22, 2020
Material Events During The Reporting Period Abstract
Purchase amount						$ 2,000,000
Ordinary shares, par value (in New Shekels per share) | ₪ / shares		₪ 0.01		₪ 0.01
Options to purchase shares (in Shares) | shares		66,340
Purchase of ordinary shares (in Shares) | shares	30,000	66,340	30,000
Exercise price, per share (in New Shekels per share) | ₪ / shares		₪ 7.07		₪ 0.28
Vesting period		4 years
Loan amount	$ 77,742		$ 77,742		$ 1,100,000
Annual interest rate	6.00%		6.00%		6.00%		6.00%	6.00%	10.41%
Capital amount					$ 2,000,000
Interest percentage			5.00%
Weighted average cost, percentage	19.27%		19.27%
Fair value loans							$ 1,022,258